Borrowings (Schedule Of Annual Maturities On Credit Facility And Senior Notes) (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2011
Borrowings [Abstract]
2012	$ 0
2013	0
2014	44.0
2015	550.0
2016	0
Thereafter	200.0
Total	$ 794.0